Finance result, net (Tables)	12 Months Ended
Dec. 31, 2024
Finance result, net
Schedule of finance result, net

	2024	2023*	2022*
Interest income	9,165	63,964	29,251
Interest expense on leases	(1,938)	(2,221)	(25,878)
Interest cost	(1,609)	(1,644)	(2,068)
Foreign exchange net gain / (losses)	17,430	(317,285)	(264,360)
Finance result, net	23,048	(257,186)	(263,055)